GOODWILL AND OTHER INTANGIBLE ASSETS - Details of Intangible Assets Included in Other Long-Term Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	9 years 10 months 24 days
Cost	$ 753	$ 753
Accumulated Amortization	473	396
Net	$ 280	357
Customer contracts/relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	9 years 9 months 18 days
Cost	$ 566	566
Accumulated Amortization	347	292
Net	$ 219	274
Trade names and technology
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	8 years 3 months 18 days
Cost	$ 104	104
Accumulated Amortization	69	54
Net	$ 35	50
Provider contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	14 years 8 months 12 days
Cost	$ 51	51
Accumulated Amortization	29	24
Net	$ 22	27
Noncompetes and other
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	8 years 2 months 12 days
Cost	$ 32	32
Accumulated Amortization	28	26
Net	$ 4	$ 6